Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax On Items Recognised Directly In Other Comprehensive Income [Abstract]
Current tax	£ (8)	£ (4)	£ (53)
Deferred tax	(7)	(133)	70
(Charged)/credited to other comprehensive income	£ (15)	£ (137)	£ 17